PERIMETER SMALL CAP GROWTH FUND

Investor Class Shares

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated April 1, 2010

to the Investor Class Shares Prospectus dated November 5, 2009,

as revised February 8, 2010

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The “Purchase and Redemption by Wire” section under the heading titled “PURCHASE AND SALE INFORMATION” on page 9 of the Prospectus is deleted and replaced with the following:

Purchase and Redemption by Wire:

PNC Bank, N.A.

Philadelphia, Pennsylvania 19103

ABA# 0310-0005-3

Account # 8611799161

F/B/O Perimeter Small Cap Growth Fund

Ref. (Shareholder or Account Name; Account Number)

The wire instructions under the heading titled “SHAREHOLDER INFORMATION — Purchase of Fund Shares — Initial Investment By Wire” on page 20 of the Prospectus are deleted and replaced with the following:

PNC Bank, N.A.

Philadelphia, Pennsylvania 19103

ABA# 0310-0005-3

Account # 8611799161

F/B/O Perimeter Small Cap Growth Fund — Investor Class

Ref. (Shareholder or Account Name; Account Number)

Please retain this Supplement for future reference.

PERIMETER SMALL CAP GROWTH FUND

I Shares

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated April 1, 2010

to the I Shares Prospectus dated November 5, 2009,

as revised February 8, 2010

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The “Purchase and Redemption by Wire” section under the heading titled “PURCHASE AND SALE INFORMATION” on page 9 of the Prospectus is deleted and replaced with the following:

Purchase and Redemption by Wire:

PNC Bank, N.A.

Philadelphia, Pennsylvania 19103

ABA# 0310-0005-3

Account # 8611799161

F/B/O Perimeter Small Cap Growth Fund

Ref. (Shareholder or Account Name; Account Number)

The wire instructions under the heading titled “SHAREHOLDER INFORMATION — Purchase of Fund Shares — Initial Investment By Wire” on page 20 of the Prospectus are deleted and replaced with the following:

PNC Bank, N.A.

Philadelphia, Pennsylvania 19103

ABA# 0310-0005-3

Account # 8611799161

F/B/O Perimeter Small Cap Growth Fund — I Class Shares

Ref. (Shareholder or Account Name; Account Number)

Please retain this Supplement for future reference.